Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (9,445)	$ (9,468)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	284	251
Stock based compensation	1,664	1,638
Profit (loss) from exchange differences on cash and cash equivalents	(159)	269
Interest and exchange differences from operating lease liability		(49)
Severance pay asset and liability	50	(8)
Interest income in respect of deposits	(49)	(34)
CHANGES IN OPERATING ASSET AND LIABILITY:
Increase in accounts receivable	(1,312)	(52)
Decrease (increase) in inventory	126	(463)
Increase in operating lease liability	(391)	(233)
Increase in ROU asset	381	261
Decrease (increase) in current and non-current other assets	(247)	162
Increase (decrease) in account payable	(10)	194
Decrease in contract fulfillment assets	239	180
Increase (decrease) in current and non-current contract liabilities	(1,322)	1,224
Increase in accrued compensation expenses	181	10
Increase (decrease) in related parties	(17)	19
Increase (decrease) in current and non-current other liabilities	18	4
Net cash flows used in operating activities	(10,009)	(6,095)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(113)	(118)
Withdrawal of short terms deposits	21,500	14,500
Investment in short terms deposits	(26,500)	(6,500)
Net cash flows provided by (used in) investing activities	(5,113)	7,882
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	13,809
Net cash flows provided by financing activities	13,809
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,313)	1,787
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	10,099	8,581
PROFITS FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	159	(269)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	8,945	10,099
Non cash activities
Right-of-use assets obtained in exchange for operating lease liabilities	1,506	155
Termination of right-of-use assets in exchange for cancellation of operating lease obligations	$ (52)